Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 9: Subsequent Events

The Company evaluated subsequent events through the date the unaudited condensed statutory basis financial statements were issued. During this period, there were no subsequent events that required adjustment to or disclosure in the accompanying unaudited condensed statutory basis financial statements.

Note 13: Subsequent Events

The Company evaluated subsequent events from December 31, 2020 through March 4, 2021, the date the statutory basis financial statements were available for issuance. During this period, there were no significant subsequent events that require adjustment to or disclosure in the accompanying statutory basis financial statements.